VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—13.3%
Communication Services—3.4%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 2,814	$ 2,747
Health Care—2.8%
PetIQ, Inc. 4.000%, 6/1/26	1,962	2,274
Information Technology—3.1%
Perficient, Inc. 0.125%, 11/15/26	2,527	2,484
Utilities—4.0%
Encavis Finance B.V. RegS 1.875% (2)(3)	3,000EUR	3,164
Total Convertible Bonds and Notes (Identified Cost $10,480)		10,669

Corporate Bonds and Notes—60.7%
Communication Services—4.1%
Allen Media LLC 144A 10.500%, 2/15/28(4)	451	194
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(4)	1,456	1,254
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(4)	575	575
Getty Images, Inc. 144A 9.750%, 3/1/27(4)(5)(6)	1,239	1,238
		3,261

Consumer Discretionary—13.8%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(4)	3,135	3,121
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	1,865	1,870
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(4)	3,888	3,884
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(4)	2,229	2,213
		11,088

Consumer Staples—6.8%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(4)	1,319	1,324
144A 10.750%, 6/30/32(4)	671	633
Vector Group Ltd.
144A 10.500%, 11/1/26(4)	472	477
144A 5.750%, 2/1/29(4)	3,012	3,053
		5,487

Energy—8.4%
California Resources Corp. 144A 7.125%, 2/1/26(4)	1,323	1,323
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(4)	2,356	2,352
	Par Value	Value

Energy—continued
Petroleum Geo-Services AS 13.500%, 3/31/27	$ 2,800	$ 3,062
		6,737

Financials—4.7%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(4)	712	685
Permian Resources Operating LLC 144A 8.000%, 4/15/27(4)	851	876
Summit Midstream Holdings LLC 144A 8.625%, 10/31/29(4)	200	209
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	498	490
Werner FinCo LP 144A 11.500%, 6/15/28(4)	1,412	1,555
		3,815

Health Care—2.6%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(4)	855	840
144A 3.500%, 4/1/30(4)	1,257	1,236
		2,076

Industrials—12.2%
Algoma Steel, Inc. 144A 9.125%, 4/15/29(4)	1,500	1,540
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 15.344%, 1/29/25(4)(7)	3,450	3,657
Hawaiian Brand Intellectual Property Ltd. 144A 11.000%, 4/15/29(4)	218	219
La Financiere Atalian SASU 8.500%, 6/30/28	526EUR	282
Latam Airlines Group S.A. 144A 13.375%, 10/15/27(4)	2,119	2,339
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(4)	1,694	1,737
		9,774

Information Technology—1.8%
Alteryx, Inc. 144A 8.750%, 3/15/28(4)	1,452	1,486
Materials—6.3%
Big River Steel LLC 144A 6.625%, 1/31/29(4)	3,130	3,171
Illuminate Buyer LLC 144A 9.000%, 7/1/28(4)	1,902	1,923
		5,094

Total Corporate Bonds and Notes (Identified Cost $48,951)		48,818

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Leveraged Loans—12.4%
Aerospace—3.1%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 9.752%, 1/15/27(7)	$ 2,484	$ 2,501
Health Care—4.1%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 8.095%, 5/10/27(7)	2,405	2,394
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 7.920%, 2/22/28(7)	896	896
		3,290

Information Technology—3.1%
Nuvei Technologies Corp. (1 month Term SOFR + 3.110%) 7.955%, 12/19/30(7)	2,474	2,474
Media / Telecom - Telecommunications—1.7%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.604%, 5/13/27(7)	1,372	1,352
Retail—0.4%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.445%, 12/18/26(7)	400	334
Total Leveraged Loans (Identified Cost $9,995)		9,951

	Shares
Closed-End Funds—1.1%
Equity Funds—1.1%
BlackRock MuniYield Quality Fund III, Inc.(5)	7,499	90
Blackstone Senior Floating Rate 2027 Term Fund	5,657	80
Blackstone Strategic Credit 2027 Term Fund	2,183	27
Franklin Universal Trust	15,487	117
Invesco Value Municipal Income Trust	9,217	119
Nuveen AMT-Free Quality Municipal Income Fund	28,490	341
Nuveen Municipal Value Fund, Inc.	12,692	114
		888

Total Closed-End Funds (Identified Cost $816)		888

Common Stock—0.0%
Financials—0.0%
Acropolis Infrastructure(8)(9)	6,145	—
Total Common Stock (Identified Cost $—)		—

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(9)	986	—(10)
	Shares	Value

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(9)	1,074	$ —(10)
ECARX Holdings, Inc., 12/21/27(9)	2,800	—(10)
Grove Collaborative Holdings, 06/16/27(9)	983	—(10)
Zapp Electric Vehicles Group Ltd., 03/03/28(9)	601	—(10)
		—(10)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(9)	1,000	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(9)	3,082	—(10)
AltEnergy Acquisition Corp., 11/10/28(9)	243	—(10)
EVe Mobility Acquisition Corp., 12/31/28(9)	1,945	—(10)
FTAC Emerald Acquisition Corp., 08/22/28(9)	807	—(10)
GCM Grosvenor, Inc. Class A, 11/17/25(9)	4,103	4
Goal Acquisitions Corp., 02/11/26(9)	10,907	—(10)
Haymaker Acquisition Corp. 4, 09/12/28(9)	2,394	1
Iron Horse Acquisitions Corp., 02/16/29(9)	4,884	—(10)
Newbury Street Acquisition Corp., 12/31/27(9)	2,435	—(10)
Pyrophyte Acquisition Corp., 05/03/28(9)	326	—(10)
RMG Acquisition Corp. III, 12/31/27(9)	1,120	—
Slam Corp. Class A, 12/31/27(9)	217	—(10)
Spark I Acquisition Corp., 11/27/28(9)	4,547	1
Spring Valley Acquisition Corp. II, 02/25/26(9)	525	—(10)
Target Global Acquisition I Corp., 12/31/27(9)	480	—(10)
XBP Europe Holdings, Inc., 12/31/27(9)	1,227	—(10)
Zeo Energy Corp., 10/20/26(9)	282	—(10)
		6

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(9)	240	—(10)
Psyence Biomedical Ltd., 01/25/29(9)	733	—(10)
Tevogen Bio Holdings, Inc., 11/04/26(9)	325	—(10)
		—(10)

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(9)	3,369	1
Bridger Aerospace Group Holdings, Inc., 01/25/28(9)	2,200	—(10)
Freightos Ltd., 01/23/28(9)	208	—(10)
Getaround, Inc., 03/09/26(9)	458	—(10)
Volato Group, Inc., 12/03/28(9)	648	—(10)
		1

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(9)	1,072	—(10)
iLearningEngines Holdings, Inc., 03/02/26(9)	992	—(10)
LeddarTech Holdings, Inc., 09/21/28(9)	3,202	—(10)
		—(10)

Total Warrants (Identified Cost $22)		7

	Shares/Units
Special Purpose Acquisition Companies—5.3%
Aimfinity Investment Corp. I(9)	2,209	25
Alchemy Investments Acquisition Corp. 1(9)	6,164	67
Andretti Acquisition Corp. II(9)	12,209	122
Ares Acquisition Corp. II(9)	151,776	1,644
Bayview Acquisition Corp. Class A(9)	18,493	191
Bowen Acquisition Corp.(9)	3,946	42

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares/Units	Value
Colombier Acquisition Corp. II(9)	4,147	$ 43
Direct Selling Acquisition Corp. Class A(9)	2,939	33
Distoken Acquisition Corp.(5)(9)	2,872	31
ESH Acquisition Corp.(9)	4,387	—(10)
ESH Acquisition Corp. Class A(9)	4,387	47
Fortune Rise Acquisition Corp.(9)	22,119	252
Globalink Investment, Inc.(9)	7,142	81
Graf Global Corp.(9)	5,743	58
Haymaker Acquisition Corp. 4(9)	4,788	51
Inflection Point Acquisition Corp. II Class A(9)	19,450	209
Investcorp Europe Acquisition Corp. I Class A(9)	16,664	196
Iron Horse Acquisitions Corp.(9)	4,884	50
Iron Horse Acquisitions Corp.(9)	4,884	1
Keen Vision Acquisition Corp.(9)	10,544	113
Mountain & Co. I Acquisition Corp.(9)	8,108	95
Oak Woods Acquisition Corp. Class A(9)	4,226	47
Perception Capital Corp. IV Class A(9)	3,710	41
Quetta Acquisition Corp.(9)	4,564	48
Quetta Acquisition Corp.(9)	456	1
Silverbox Corp. IV(9)	11,202	112
SIM Acquisition Corp. I(9)	30,118	302
Slam Corp. Class A(9)	972	11
Spark I Acquisition Corp.(9)	9,094	95
Spring Valley Acquisition Corp. II(9)	1,051	—(10)
TLGY Acquisition Corp. Class A(9)	12,968	150
TMT Acquisition Corp.(9)	3,695	1
TMT Acquisition Corp. Class A(9)	3,695	42
Voyager Acquisition Corp.(9)	11,296	113
Total Special Purpose Acquisition Companies (Identified Cost $4,168)		4,314

	Shares
Escrow Notes—0.6%
Financials—0.6%
Altaba, Inc. Escrow(9)	327,452	467
Total Escrow Notes (Identified Cost $292)		467

Total Long-Term Investments—93.4% (Identified Cost $74,724)		75,114

Short-Term Investments—5.9%
Money Market Mutual Funds—5.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.891%)(11)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.836%)(11)	1,900,000	1,900
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 4.765%)(11)	952,731	953
Total Short-Term Investments (Identified Cost $4,753)		4,753

	Shares	Value

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(11)(12)	451,902	$ 452
Total Securities Lending Collateral (Identified Cost $452)		452

TOTAL INVESTMENTS—99.9% (Identified Cost $79,929)		$80,319
Other assets and liabilities, net—0.1%		51
NET ASSETS—100.0%		$80,370

Abbreviations:
AMT	Alternative Minimum Tax
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	No contractual maturity date.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $43,114 or 53.6% of net assets.
(5)	All or a portion of security is on loan.
(6)	All or a portion of the shares have been committed as collateral for securities sold short. The value of securities segregated as collateral is $651.
(7)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Non-income producing.
(10)	Amount is less than $500 (not in thousands).
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
USD	United States Dollar

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Country Weightings†
United States	71%
Canada	8
Luxembourg	5
Cayman Islands	5
Netherlands	4
Norway	4
Chile	3
Total	100%
† % of total investments as of September 30, 2024.
Forward foreign currency exchange contracts as of September 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	372	EUR	336	JPM	12/12/24	$—	$(3)
USD	3,275	EUR	3,000	JPM	12/13/24	—	(75)
Total						$—	$(78)

Over-the-counter total return swaps outstanding as of September 30, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.460% (0.630% + OBFR)	3 Month	JPM	05/08/25	$42	$1	$1	$—
Invesco Dynamic Credit Opportunities	Pay	5.440% (0.610% + OBFR)	1 Month	GS	04/29/25	—(3)	— (3)	—	— (3)
Invesco Dynamic Credit Opportunities	Pay	5.210% (0.380% + OBFR)	3 Month	JPM	02/28/25	4	— (3)	—	— (3)
Invesco Municipal Opportunity Trust	Pay	5.440% (0.610% + OBFR)	1 Month	GS	09/03/25	802	15	15	—
Nuveen Municipal Credit Income Fund	Pay	5.440% (0.610% + OBFR)	1 Month	GS	09/03/25	817	40	40	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.730% (0.900% + OBFR)	1 Month	GS	08/27/25	75	2	2	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.210% (0.380% + OBFR)	3 Month	JPM	11/25/24	2	1	1	—
Pershing Square Escrow(4)	Pay	6.040% (1.210% + OBFR)	1 Month	GS	10/31/25	—(3)	— (3)	—	— (3)
Pershing Tontine Spar	Pay	6.040% (1.210% + OBFR)	1 Month	GS	10/31/25	—(3)	— (3)	— (3)	—
Saba Capital Income & Opportunities Fund	Pay	5.440% (0.610% + OBFR)	1 Month	GS	04/29/25	191	9	9	—
Saba Capital Income & Opportunities Fund	Pay	5.210% (0.380% + OBFR)	3 Month	JPM	08/22/25	3	— (3)	— (3)	—
							68	68	—(3)
Total							$68	$68	$— (3)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$10,669	$—	$10,669	$—
Corporate Bonds and Notes	48,818	—	48,818	—
Leveraged Loans	9,951	—	9,951	—
Equity Securities:
Closed-End Funds	888	888	—	—
Common Stock	—(1)	—	—	—(1)
Warrants	7	7	—	—
Special Purpose Acquisition Companies	4,314	4,123	191	—
Escrow Notes	467	—	467	—
Money Market Mutual Funds	4,753	4,753	—	—
Securities Lending Collateral	452	452	—	—
Other Financial Instruments:
Over-the-Counter Total Return Swaps*	68	—	68	—
Total Assets	80,387	10,223	70,164	—
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(78)	—	(78)	—
Over-the-Counter Total Return Swaps*	—	—	—	—(2)
Total Liabilities	(78)	—	(78)	—(2)
Total Investments	$80,309	$10,223	$70,086	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER CREDIT EVENT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.